Pledged Assets, Offsetting - Securities Financing Activities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments Owned and Pledged as Collateral [Line Items]
Net amounts in consolidated balance sheet	$ 121,593	$ 97,404
Collateral received with the right to sell or repledge	150,900	123,100
Collateral sold or repledged	59,100	60,800
Collateral pledged, fair value	113,300	108,800
Resale and securities borrowing agreements
Gross amounts recognized	140,773	112,662
Gross amounts offset in consolidated balance sheet	(19,180)	(15,258)
Net amounts in consolidated balance sheet	121,593	97,404
Collateral not recognized in consolidated balance sheet (3)	(120,786)	(96,734)
Net amount (4)	807	670
Repurchase and securities lending agreements
Gross amounts recognized (5)	111,038	106,248
Gross amounts offset in consolidated balance sheet (1)	(19,180)	(15,258)
Net amounts in consolidated balance sheet	91,858	90,990
Collateral pledged but not netted in consolidated balance sheet (7)	(91,709)	(90,798)
Net amount	149	192
Fed funds sold and securities purchased under resale agreements [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Net amounts in consolidated balance sheet	102,100	80,100
Resale and securities borrowing agreements
Net amounts in consolidated balance sheet	102,100	80,100
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Net amounts in consolidated balance sheet	19,500	17,300
Resale and securities borrowing agreements
Net amounts in consolidated balance sheet	$ 19,500	$ 17,300